Cover	May 13, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Registrant Name	EMPIRE STATE REALTY TRUST, INC.
Entity Address, Address Line One	111 West 33rd Street,
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10120
City Area Code	212
Local Phone Number	850-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	ESRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001541401
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36105
Entity Tax Identification Number	37-1645259
Empire State Realty OP, LP
Entity Information [Line Items]
Entity Central Index Key	0001553079